Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Tax Expenses Benefit

	2011		2012		2013
	(In millions of Korean Won)
Income (loss) before income taxes
Domestic	~~W~~	4,878	~~W~~	(16,761)	~~W~~	(13,403)
Foreign		159		(862)		(1,222)

		5,037		(17,623)		(14,625)

Current income taxes
Domestic		3,694		3,715		2,634
Foreign		70		4		—

		3,764		3,719		2,634

Deferred income taxes (benefit)
Domestic		(11,726)		(1,135)		2,474
Foreign		—		—		—

		(11,726)		(1,135)		2,474

Total income tax expenses (benefit)	~~W~~	(7,962)	~~W~~	2,584	~~W~~	5,108

Deferred Income Tax Assets and Deferred Income Tax Liabilities

	2012		2013
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	~~W~~	342	~~W~~	294
Allowance for doubtful		660		1,148
Investments in subsidiaries and equity method investees		1,345		232
Depreciation and amortization		1,032		743
Deferred revenue		736		934
Provisions for severance benefits		80		15
Net operation loss carryforwards in subsidiaries		3,703		7,085
Foreign tax credit carryforwards		20,433		19,441
Tax credit carryforwards for research and human resource development		2,763		3,027
Tax credit carryforwards for social insurance for employment increase		—		78
Others		133		106

Total deferred tax assets		31,227		33,103
Less valuation allowance		(19,712)		(24,352)

	~~W~~	11,515	~~W~~	8,751

Deferred tax liabilities
Accrued income	~~W~~	76	~~W~~	80
Depreciation and amortization		—		—
Investments in subsidiaries and equity method investees		347		65
Intangible assets		—		—
Unrealized foreign exchange gains		—		—
Others		—		—

Total deferred tax liabilities		423		145
Net deferred tax assets (liabilities)	~~W~~	11,092	~~W~~	8,606

Reported as
Current portion of deferred income tax assets	~~W~~	2,761	~~W~~	1,433
Non-current deferred income tax assets	~~W~~	8,331	~~W~~	7,173
Non-current deferred income tax liabilities	~~W~~	—	~~W~~	—

Reconciliation of Income Tax Expense (Benefit)

	2011		2012		2013
	(In millions of Korean Won)
Tax expense (benefit) at Korean statutory tax rate (2011: 24.2%, 2012, 2013: 22%)	~~W~~	1,219	~~W~~	(3,877)	~~W~~	(3,217)
Income tax exemption		(5)		—		—
Foreign tax credit		(393)		(387)		14
Tax credit carryforwards for research and human resource development		(356)		(997)		(1,104)
Tax credit carryforwards for social insurance for employment increase		—		—		(78)
Foreign tax differential		39		(350)		(156)
Expense not deductible for tax purpose		672		923		38
Change in valuation allowances		(14,112)		5,181		4,640
Tax effect from consolidation of subsidiaries		—		(2,424)		(462)
Loss of control in subsidiaries		1,364		258		—
Effect of change in foreign currency exchange rate		(52)		266		79
Expiration of unused foreign tax credit and unused net operating loss carryforwards		3,635		4,054		5,332
Others		27		(63)		22

Total income tax expense (benefit)	~~W~~	(7,962)	~~W~~	2,584	~~W~~	5,108

Allowances for Deferred Income Tax Assets

	Balance at Beginning of Year		Decrease		Increase		Balance at End of Year
	(In millions of Korean Won)
2011
Valuation allowance	~~W~~	28,643	~~W~~	14,112	~~W~~	—	~~W~~	14,531
2012
Valuation allowance		14,531		—		5,181		19,712
2013
Valuation allowance		19,712				4,640		24,352